Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued Expenses
Schedule of accrued expenses

	March 31,	December 31,
	2018	2017
Research and development costs	$1,426	$2,771
Professional fees	1,137	327
Payroll related	462	1,094
Other	13	18
Accrued expenses	$3,038	$4,210

	December 31,	December 31,
	2017	2016
Research and development costs	$2,771	$2,049
Professional fees	327	182
Payroll related	1,094	344
Other	18	80
Accrued expenses	$4,210	$2,655